ADDITIONAL INFORMATION RELATING TO THE STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2021
Additional Cash Flow Information [Abstract]
Summary of Additional Information On Transactions Related To Cash Flow Statement

The following table presents additional information on transactions related to the cash flow statement:

	Consolidated
	2021	2020	2019
Non-cash items
Hedge accounting, net of tax effects	(137,211)	116,348	70,569
Dividends declared and not yet paid	180,772	-	110,671
Stock and restricted shares option plans	138,122	102,508	-
Net effect of acquisition of property, plant and equipment and intangible assets not yet paid	81,257	172,104	(18,645)
Consideration for acquisition of subsidiary	-	13,366,114	-